Current and Deferred Income Tax Table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ 2,146	$ 5,531	$ 9,500
Deferred tax		104	(81)
Income tax expenses	$ 2,146	$ 5,635	$ 9,419